Asbestos - Schedule of Time Deposits (Details) $ in Millions	Mar. 31, 2025 AUD ($)
Time Deposits, 24 January 2025 Maturity Date
Net Investment Income [Line Items]
Interest Rate	4.87%
Time Deposits	$ 60.0
Time Deposits, 16 October 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	4.94%
Time Deposits	$ 70.0
Time Deposits, 24 July 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	5.25%
Time Deposits	$ 60.0
Time Deposits, 15 April 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	5.12%
Time Deposits	$ 36.0
Time Deposits, 5 April 2024 Maturity Date
Net Investment Income [Line Items]
Interest Rate	5.08%
Time Deposits	$ 54.0